Account Receivable, Net - Schedule of Movements of Allowance for Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Movements of Allowance for Credit Loss [Abstract]
Beginning balance	$ 2,304,356	$ 1,112,315
Adoption ASU 2016-13	229,474	1,951,083
Recovery of provision
Write off		(739,689)
Exchange rate effect	50,450	(19,353)
Ending balance	$ 2,584,280	$ 2,304,356